united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Recurrent MLP & Infrastructure Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Fair Value
	COMMON STOCKS - 27.2%
	PIPELINES - 27.2%
1,126	Cheniere Energy, Inc. *	$63,687
5,671	Kinder Morgan, Inc.	101,965
4,488	Plains GP Holdings LP	95,505
3,600	SemGroup Corp.	103,140
1,318	Tallgrass Energy GP LP	32,265
1,331	Targa Resources Corp.	63,888
	TOTAL COMMON STOCKS (Cost - $453,216)	460,450

	MLP & MLP RELATED SECURITIES - 69.6%
	GAS - 2.5%
1,065	Western Gas Equity Partners LP	42,099

	MINING - 2.8%
3,667	Hi-Crush Partners LP	47,304

	OIL & GAS - 12.0%
2,885	Delek Logistics Partners LP	93,762
1,085	EQT GP Holdings LP	30,087
3,256	Viper Energy Partners LP	78,763
		202,612
	OIL & GAS SERVICES - 4.0%
3,226	Rice Midstream Partners LP	67,101

	PIPELINES - 48.3%
1,225	Andeavor Logistics LP	63,332
2,630	Boardwalk Pipeline Partners LP	33,033
1,121	Buckeye Partners LP	60,444
1,368	Crestwood Equity Partners LP	38,646
1,181	DCP Midstream LP	48,834
4,441	Enable Midstream Partners LP	67,192
5,460	Enbridge Energy Partners LP	78,952
5,247	Energy Transfer Equity LP	96,020
1,151	Magellan Midstream Partners LP	82,170
1,901	MPLX LP	70,717
1,373	Phillips 66 Partners LP	72,275
395	Plains All American Pipeline LP	8,283
1,554	Spectra Energy Partners LP	66,418
650	Western Gas Partners LP	32,682
		818,998

	TOTAL MLP & MLP RELATED SECURITIES (Cost - $1,146,927)	1,178,114

	SHORT-TERM INVESTMENT - 4.6%
78,601	Federated Government Obligations Fund - Institutional Class, 1.19%**	78,601
	TOTAL SHORT-TERM INVESTMENT (Cost - $78,601)

	TOTAL INVESTMENTS - 101.4% (Cost - $1,678,744) (a)	$1,717,165
	ASSETS LESS OTHER LIABILITIES - (1.4) %	(23,584)
	NET ASSETS - 100.0%	$1,693,581

* Non-income producing security.
** Money Market Fund; interest rate reflects effective yield on January 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,678,744 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation	$55,516
	Unrealized depreciation	(17,095)
	Net unrealized appreciation	$38,421

Recurrent Natural Resources Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Fair Value
	COMMON STOCK - 80.0%
	AUTO PARTS & EQUIPMENT - 4.8%
1,262	Goodyear Tire & Rubber Co. (The)	$43,943

	BUILDING MATERIALS - 4.5%
2,265	NCI Building Systems, Inc. *	41,789

	CHEMICALS - 4.1%
338	Albemarle Corp.	37,718

	ENVIRONMENTAL CONTROL - 1.8%
2,118	Energy Recovery, Inc. *	16,372

	MINING - 2.8%
762	U.S. Silica Holdings, Inc.	25,367

	OIL & GAS - 36.1%
239	Andeavor	25,850
284	Chevron Corp.	35,599
383	Cimarex Energy Co.	42,973
321	Diamondback Energy, Inc. *	40,286
447	EQT Corp.	24,268
1,368	Newfield Exploration Co. *	43,311
1,634	Parsley Energy, Inc. *	38,562
290	Phillips 66	29,696
158	Pioneer Natural Resources Co.	28,900
4,634	Sanchez Energy Corp. *	22,938
		332,383
	OIL & GAS SERVICES - 9.9%
3,215	Flotek Industries, Inc. *	17,683
863	Oceaneering International, Inc.	17,847
342	Schlumberger Ltd.	25,164
2,943	Superior Energy Services, Inc. *	30,754
		91,448
	PIPELINES - 16.0%
493	Cheniere Energy, Inc. *	27,884
2,339	Kinder Morgan, Inc.	42,055
1,564	Plains GP Holdings LP	33,282
1,561	SemGroup Corp.	44,723
		147,944

	TOTAL COMMON STOCK (Cost - $736,074)	736,964

	PARTNERSHIP SHARES - 15.8%
	GAS - 1.6%
383	Western Gas Equity Partners LP	15,140

	MINING - 3.9%
2,758	Hi-Crush Partners LP	35,578

	OIL & GAS - 2.9%
1,107	Viper Energy Partners LP	26,778

	PIPELINES - 7.4%
458	Magellan Midstream Partners LP	32,697
956	MPLX LP	35,563
		68,260

	TOTAL PARTNERSHIP SHARES (Cost - $132,553)	145,756

	SHORT-TERM INVESTMENT - 3.6%
33,117	Federated Government Obligations Fund - Institutional Class, 1.19% **	33,117
	TOTAL SHORT-TERM INVESTMENT (Cost - $33,117)

	TOTAL INVESTMENTS - 99.4% (Cost - $901,744) (a)	$915,837
	ASSETS LESS OTHER LIABILITIES - 0.6%	5,824
	NET ASSETS - 100.0%	$921,661

* Non-income producing security.
** Money Market Fund; interest rate reflects effective yield on January 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $901,610 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation	$43,857
	Unrealized depreciation	(29,630)
	Net unrealized appreciation	$14,227

Recurrent Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's assets carried at fair value:

MLP & Infrastructure
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 460,450	$ -	$ -	$ 460,450
MLP & MLP Related Securities	1,178,114	-	-	1,178,114
Short Term Investments	78,601	-	-	78,601
Total	$ 1,717,165	$ -	$ -	$ 1,717,165

Natural Resources
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 736,964	$ -	$ -	$ 736,964
Partnership Shares	145,756	-	-	145,756
Short Term Investments	33,117	-	-	33,117
Total	$ 915,837	$ -	$ -	$ 915,837
The Funds did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

Concentration Risk - Because the Funds may focus on one or more industries or sectors of the economy, their performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Master Limited Partnership Risk - An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

MLP Tax Risk - Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

Natural Resources Sector Focus Risk - The Natural Resources Fund focuses its investments in the natural resources sector which is comprised of natural resources, energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/28/2018

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 3/28/2018